Borrowings - Additional information (Detail) (USD $)	12 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 03, 2006 Term Loan	Dec. 31, 2011 Term Loan	Nov. 30, 2010 Amended Term Loan	Aug. 16, 2012 Senior notes	Nov. 30, 2010 Matures July 1, 2013 Amended Term Loan	Nov. 30, 2010 Matures July 1, 2011 Amended Term Loan	Aug. 16, 2012 Revolving credit agreement	Dec. 31, 2013 Revolving credit agreement	Dec. 31, 2013 Revolving credit agreement Minimum	Dec. 31, 2013 Revolving credit agreement Maximum	Dec. 31, 2013 Libor Adjusted By Statutory Reserve Percentage Revolving credit agreement Minimum	Dec. 31, 2013 Libor Adjusted By Statutory Reserve Percentage Revolving credit agreement Maximum	Dec. 31, 2013 Prime Rate Revolving credit agreement	Dec. 31, 2013 Federal Funds Effective Rate Revolving credit agreement	Dec. 31, 2013 One Month Libor Adjusted By Statutory Reserve Percentage Revolving credit agreement	Dec. 31, 2013 Margin Based On Leverage Ratio Revolving credit agreement Minimum	Dec. 31, 2013 Margin Based On Leverage Ratio Revolving credit agreement Maximum	Dec. 31, 2013 Recurring Level 2
Debt Instrument [Line Items]
Borrowings																					$ 197,613,000
Debt Instrument, Term				5 years						5 years
Debt principal amount				400,000,000	400,000,000	380,000,000		363,000,000	17,000,000
Proceeds from issuance of notes payable	0	200,000,000	0				200,000,000
Proceeds from draw on revolving credit facility	0	90,000,000	0							100,000,000
Spread on variable rate														1.50%	3.00%	0.50%	0.50%	1.00%	0.50%	2.00%
Commitment fee percentage											0.175%	0.175%	0.625%
Interest expense incurred on debt and credit facilities	$ 11,400,000	$ 10,100,000	$ 10,600,000